CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued		110,000	160,000
Preferred Stock, Shares Outstanding		110,000	160,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	6,487,779	6,466,564	4,460,481
Common Stock, Shares, Outstanding	6,487,779	6,466,564	4,460,481
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 10
Preferred Stock, Shares Authorized	200,000	200,000
Preferred Stock, Shares Issued	105,000	110,000
Preferred Stock, Shares Outstanding	105,000	110,000
Common Stock, Shares, Issued		110,000